Reconciliation of the differences between basic and diluted EPS	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Reconciliation of the differences between basic and diluted EPS
22.	Reconciliation of the differences between basic and diluted EPS
Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2019, 2020 and 2021 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Net income attributable to Sony Group Corporation’s stockholders for basic and diluted EPS computation	916,271	582,191	1,171,776

	Thousands of shares
Weighted-average shares outstanding	1,266,592	1,234,408	1,230,480
Effect of dilutive securities:
Stock acquisition rights	4,088	3,853	4,820
Zero coupon convertible bonds	23,966	23,994	15,392

Weighted-average shares for diluted EPS computation	1,294,646	1,262,255	1,250,692

	Yen
Basic EPS	723.41	471.64	952.29

Diluted EPS	707.74	461.23	936.90

Potential shares of common stock which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2019 and 2020 were 5,731 thousand shares, 3,212 thousand shares, respectively. Potential shares of common stock were not excluded from the computation of diluted EPS for the fiscal year ended March 31, 2021. Potential shares related to stock acquisition rights were excluded as anti-dilutive for the fiscal years ended March 31, 2019 and 2020 when the exercise price for those shares was in excess of the average market value of Sony’s common stock for those fiscal years. The zero coupon convertible
bonds issued in July 2015 were included in the diluted EPS calculation under the if-converted
method
beginning
upon
issuance.